STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 310	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Plan interest in the Huntington Ingalls Industries, Inc. Defined Contribution Plans Master Trust	$ 69,897,000
Interest income on notes receivable from participants	2,129,000
Contributions:
Employee deposits	30,509,000
Employer contributions	4,799,000
Rollover contributions	170,000
Total contributions	35,478,000
DEDUCTIONS:
Benefits paid to participants	54,001,000
Transfers to other Huntington Ingalls Industries, Inc. pension plans	5,814,000
Total deductions	59,815,000
INCREASE IN NET ASSETS	47,689,000
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	470,357,000
End of year	518,046,000
Retirement Account
Investment income:
Plan interest in the Huntington Ingalls Industries, Inc. Defined Contribution Plans Master Trust	36,895,000
Interest income on notes receivable from participants	0
Contributions:
Employee deposits	14,878,000
Employer contributions	0
Rollover contributions	0
Total contributions	14,878,000
DEDUCTIONS:
Benefits paid to participants	19,378,000
Transfers to other Huntington Ingalls Industries, Inc. pension plans	5,814,000
Total deductions	25,192,000
INCREASE IN NET ASSETS	26,581,000
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	231,638,000
End of year	258,219,000
Savings Account
Investment income:
Plan interest in the Huntington Ingalls Industries, Inc. Defined Contribution Plans Master Trust	33,002,000
Interest income on notes receivable from participants	2,129,000
Contributions:
Employee deposits	15,631,000
Employer contributions	4,799,000
Rollover contributions	170,000
Total contributions	20,600,000
DEDUCTIONS:
Benefits paid to participants	34,623,000
Transfers to other Huntington Ingalls Industries, Inc. pension plans	0
Total deductions	34,623,000
INCREASE IN NET ASSETS	21,108,000
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	238,719,000
End of year	$ 259,827,000